Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Federal and state net operating loss carry-forwards	$ 119,015	$ 114,254
Federal and state research credit carry-forwards	15,140	14,885
Capitalized research costs	6,081	6,134
Stock-based compensation	3,996	4,002
Lease liabilities	152
Property and equipment	77	79
Accrued liabilities	86	143
Gross deferred tax assets	144,547	139,497
Deferred tax liabilities:
Right-of-use assets	(152)
Gross deferred tax liabilities	(152)
Net deferred tax assets	144,395	139,497
Valuation allowance	$ (144,395)	$ (139,497)